Consolidated Statements of Operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues		€ 482,325	€ 108,589	€ 127,575
Cost of sales		(59,333)	(17,361)	(13,690)
Research and development expenses		(645,029)	(226,466)	(143,040)
Sales and marketing expenses		(14,512)	(2,718)	(3,041)
General and administrative expenses		(94,049)	(45,547)	(26,334)
Other operating expenses		(2,358)	(739)	(720)
Other operating income		250,539	2,724	5,396
Operating loss		(82,417)	(181,518)	(53,854)
Finance income	[1]	1,564	4,122	8,046
Finance expenses	[1]	(62,946)	(326)	(48)
Interest expenses related to lease liabilities		(2,003)	(1,718)	(1,721)
Share of loss of equity method investees				(84)
Loss before tax		(145,802)	(179,440)	(47,662)
Income taxes		161,000	268	(600)
Profit / (Loss) for the period		15,198	(179,172)	(48,262)
Attributable to:
Equity holders of the parent		15,198	(179,056)	(48,019)
Non-controlling interests			(116)	(243)
Profit / (Loss) for the period		€ 15,198	€ (179,172)	€ (48,262)
Earnings per share
Basic and diluted, profit / (loss) for the period attributable to ordinary equity holders of the parent	[2]	€ 0.06	€ (0.85)	€ (0.25)
Research & Development
Revenues
Total revenues		€ 178,849	€ 84,428	€ 101,837
Commercial
Revenues
Total revenues		303,476	24,161	25,738
Cost of sales		€ (59,333)	€ (17,361)	€ (13,690)

[1]	Foreign exchange differences on a cumulative basis are shown either as finance income or expenses and might switch between those two positions during the year-to-date reporting periods.
[2]	Numbers of shares for calculating the earnings per share for the years ended December 31, 2019 and December 31, 2018 have been adjusted to reflect capital increase due to 1:18 share split, which occurred on September 18, 2019.